Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Preferred Stock Summary
The following table summarizes BNY Mellon’s preferred stock issued and outstanding at Dec. 31, 2017 and Dec. 31, 2016.

Preferred stock summary (a)		Total shares issued and outstanding		Carrying value (b)
				(in millions)
	Per annum dividend rate	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Series A (c)	Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	5,001	5,001	$500	$500
Series C	5.2%	5,825	5,825	568	568
Series D	4.50% to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%	5,000	5,000	494	494
Series E	4.95% to and including June 20, 2020, then a floating rate equal to the three-month LIBOR plus 3.42%	10,000	10,000	990	990
Series F	4.625% to and including Sept. 20, 2026, then a floating rate equal to the three-month LIBOR plus 3.131%	10,000	10,000	990	990
Total		35,826	35,826	$3,542	$3,542

(a)	All outstanding preferred stock is noncumulative perpetual preferred stock with a liquidation preference of $100,000 per share.

(b)	The carrying value of the Series C, Series D, Series E and Series F preferred stock is recorded net of issuance costs.

(c)	Series A preferred stock is the sole asset of Mellon Capital IV, a Delaware statutory trust owned by BNY Mellon Capital IV.

Schedule Of Regulatory Capital Ratios
Our consolidated and largest bank subsidiary, The Bank of New York Mellon, regulatory capital ratios are shown below.

Consolidated and largest bank subsidiary regulatory capital ratios (a)	Dec. 31,
	2017	2016
Consolidated regulatory capital ratios:
CET1	10.7%	10.6%
Tier 1 capital ratio	12.7	12.6
Total (Tier 1 plus Tier 2) capital ratio	13.4	13.0
Leverage capital ratio	6.6	6.6

The Bank of New York Mellon regulatory capital ratios:
CET1	14.1%	13.6%
Tier 1 capital ratio	14.4	13.9
Total (Tier 1 plus Tier 2) capital ratio	14.7	14.2
Leverage capital ratio	7.6	7.2

(a)
For our CET1, Tier 1 and Total capital ratios, our effective capital ratios under U.S. capital rules are the lower of the ratios as calculated under the Standardized and Advanced Approaches. The leverage capital ratio is based on Tier 1 capital, as phased-in and quarterly average total assets. For BNY Mellon to qualify as “well capitalized,” its Tier 1 and Total (Tier 1 plus Tier 2) capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its CET1, Tier 1, Total and leverage capital ratios must be at least 6.5%, 8%, 10% and 5%, respectively.

Components of transitional Basel III capital
The following table presents the components of our transitional CET1, Tier 1 and Tier 2 capital, the risk-weighted assets determined under the Standardized and Advanced Approaches and the average assets used for leverage capital purposes.

Components of transitional capital (a) (in millions)	Dec. 31,
	2017	2016
CET1:
Common shareholders’ equity	$37,859	$35,794
Goodwill and intangible assets	(18,684)	(17,314)
Net pension fund assets	(169)	(55)
Equity method investments	(372)	(313)
Deferred tax assets	(33)	(19)
Other	(8)	—
Total CET1	18,593	18,093
Other Tier 1 capital:
Preferred stock	3,542	3,542
Disallowed deferred tax assets	(8)	(13)
Net pension fund assets	(42)	(36)
Other	(41)	(121)
Total Tier 1 capital	$22,044	$21,465

Tier 2 capital:
Subordinated debt	$1,250	$550
Allowance for credit losses	261	281
Trust preferred securities	—	148
Other	(12)	(12)
Total Tier 2 capital – Standardized Approach	1,499	967
Excess of expected credit losses	31	50
Less: Allowance for credit losses	261	281
Total Tier 2 capital – Advanced Approach	$1,269	$736

Total capital:
Standardized Approach	$23,543	$22,432
Advanced Approach	$23,313	$22,201

Risk-weighted assets:
Standardized Approach	$155,621	$147,671
Advanced Approach:
Credit Risk	$101,681	$97,659
Market Risk	3,657	2,836
Operational Risk	68,688	70,000
Total Advanced Approach	$174,026	$170,495

Average assets for leverage capital purposes	$331,600	$326,809

(a)	Reflects transitional adjustments to CET1, Tier 1 capital and Tier 2 capital required in 2017 and 2016 under the U.S. capital rules.

Schedule Of Capital Above Thresholds Table
The following table presents the amount of capital by which BNY Mellon and our largest bank subsidiary, The Bank of New York Mellon, exceeded the capital thresholds determined under the transitional rules.

Capital above thresholds at Dec. 31, 2017
(in millions)	Consolidated		The Bank of New York Mellon	(b)
CET1	$7,281	(a)	$10,848
Tier 1 capital	8,122	(a)	9,112
Total capital	5,910	(b)	6,717
Leverage capital	8,780	(a)	7,001

(a)	Based on minimum required standards, with applicable buffers.

(b)	Based on well capitalized standards.